Other Accounts Receivable And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Accounts Receivable And Prepaid Expenses [Abstract]
Government authorities	$ 3,020	$ 2,625
Deposits	460	559
Derivatives	1,002	102
Prepaid expenses	402	1,192
Advances to suppliers and others	1,416	1,437
Total other accounts receivable and prepaid expenses	$ 6,300	$ 5,915